Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 5,428	$ 3,755	$ 3,029	$ 2,238
Less: valuation allowance	(5,428)	(3,755)
Deferred tax assets, net